HIMCO VIT American Funds Asset Allocation Fund

Supplement to Statutory Prospectus dated April 30, 2015

February 29, 2016

Effective February 29, 2016, the information under the heading “Portfolio Manager for the Master Fund” in the “Management” section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Alan N. Berro, President	Partner — Capital World Investors	15 years

J. David Carpenter	Partner — Capital World Investors	2 years

David A. Daigle	Partner — Capital Fixed Income Investors	6 years

Jeffrey T. Lager	Partner — Capital World Investors	8 years

James R. Mulally	Partner — Capital Fixed Income Investors	9 years

The table under the heading “Portfolio Managers” in the “Management of the Fund” section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund

Alan N. Berro, President	15 years	Partner — Capital World Investors. Investment professional for 29 years in total; 24 years with CRMC or an affiliate	Serves as an equity portfolio manager.

J. David Carpenter	2 years	Partner — Capital World Investors. Investment professional for 21 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

David A. Daigle	6 years	Partner — Capital Fixed Income Investors. Investment professional for 21 years; all with CRMC or an affiliate.	Serves as fixed-income portfolio manager.

Jeffrey T. Lager	8 years	Partner — Capital World Investors. Investment professional for 20 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

James R. Mulally	9 years	Partner — Capital Fixed Income Investors. Investment professional for 39 years in total; 35 years with CRMC or an affiliate	Serves as fixed-income portfolio manager.

Keep this supplement with your prospectus

HIMCO VIT American Funds Growth Fund

Supplement to Statutory Prospectus dated April 30, 2015

February 29, 2016

Effective February 29, 2016, the information under the heading “Portfolio Manager for the Master Fund” in the “Management” section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Gregory D. Johnson	Partner — Capital World Investors	8 years

Michael T. Kerr	Partner — Capital World Investors	10 years

Ronald B. Morrow	Partner — Capital World Investors	12 years

Andraz Razen	Vice President— Capital World Investors	2 years

Martin Romo	Partner — Capital World Investors	Less than 1 year

Alan J. Wilson	Partner — Capital World Investors	1 year

The table under the heading “Portfolio Managers” in the “Management of the Fund” section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund

Gregory D. Johnson	8 years	Partner — Capital World Investors. Investment professional for 22 years in total; all with CRMC or an affiliate	Serves as an equity portfolio manager.

Michael T. Kerr	10 years	Partner — Capital World Investors. Investment professional for 32 years; 30 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Ronald B. Morrow	12 years (plus 5 years of prior experience as an investment analyst for the fund)	Partner — Capital World Investors. Investment professional for 47 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Andraz Razen	2 years (plus 3 years of prior experience as an investment analyst for the fund)	Partner — Capital World Investors. Investment professional for 17 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Martin Romo	Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)	Partner — Capital World Investors. Investment professional for 23 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Alan J. Wilson	1 year	Partner — Capital World Investors. Investment professional for 30 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Keep this supplement with your prospectus

HIMCO VIT American Funds

Supplement to Combined Statement of Additional Information dated April 30, 2015

February 29, 2016

Effective February 29, 2016, the information in the table under the heading “Other Accounts Managed by Master Fund Portfolio Managers” in the “Portfolio Managers” section of the statement of additional information is amended with respect to the funds listed below as follows.  The footnotes to this table in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Master Global Growth Fund
Gregory D. Johnson	3	$228.4	None		None
Michael T. Kerr	2	$214.3	None		None
Ronald B. Morrow	2	$214.3	None		None
Andraz Razen	1	$25.9	None		None
Martin Romo*	3	$216.2	None		None
Alan J. Wilson	1	$77.0	None		None
Master Asset Allocation Fund
Alan N. Berro	22	$203.7	None		None
J. David Carpenter	1	$77.0	None		None
David A. Daigle	7	$161.7	2	$1.51	2	$0.39
Jeffrey T. Lager	2	$156.7	None		None
James R. Mulally	7	$178.9	1	$0.03	None

*Martin Romo was named as a portfolio manager of the Fund on February 29, 2016.

Keep this supplement with your statement of additional information